Financial Risk Factors and Risk Management - Credit Risk Exposure from Trade Receivables and Contract Assets (Details) - Trade receivables and contract assets - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018
Aging of Trade Receivables
Allowance account for credit losses of financial assets	€ (107)	€ (99)
Credit Risk
Aging of Trade Receivables
Weighted-Average Loss Rate	(1.70%)
Gross Carrying Amount Not Credit-Impaired	€ 6,146
Gross Carrying Amount Credit-Impaired	148
Allowance account for credit losses of financial assets	€ (107)
Credit Risk | Current
Aging of Trade Receivables
Weighted-Average Loss Rate	(0.30%)
Gross Carrying Amount Not Credit-Impaired	€ 4,288
Gross Carrying Amount Credit-Impaired	0
Allowance account for credit losses of financial assets	€ (13)
Credit Risk | Past due 1 to 30 days
Aging of Trade Receivables
Weighted-Average Loss Rate	(0.30%)
Gross Carrying Amount Not Credit-Impaired	€ 749
Gross Carrying Amount Credit-Impaired	15
Allowance account for credit losses of financial assets	€ (2)
Credit Risk | Overdue 30 to 90 days
Aging of Trade Receivables
Weighted-Average Loss Rate	(0.50%)
Gross Carrying Amount Not Credit-Impaired	€ 551
Gross Carrying Amount Credit-Impaired	8
Allowance account for credit losses of financial assets	€ (3)
Credit Risk | Overdue more than 90 days
Aging of Trade Receivables
Weighted-Average Loss Rate	(13.00%)
Gross Carrying Amount Not Credit-Impaired	€ 558
Gross Carrying Amount Credit-Impaired	125
Allowance account for credit losses of financial assets	€ (89)